Cover	Nov. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-43442
Entity Registrant Name	Leader’s Advantage Acquisition Corp.
Entity Central Index Key	0002109823
Entity Tax Identification Number	98-1898982
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1288 NJ-73
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Mt Laurel Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08054
City Area Code	856
Local Phone Number	533-1866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Trading Symbol	LEDRU
Security Exchange Name	NASDAQ
Class A ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary Shares, par value $0.0001 per share
Trading Symbol	LEDR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at a price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at a price of $11.50 per share
Trading Symbol	LEDRW
Security Exchange Name	NASDAQ